CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 90,984	$ 19,344	$ 12,596	$ 16,890
Restricted cash	4,562	3,526	1,598	1,762
Total	$ 95,546	$ 22,870	$ 14,194	$ 18,652	$ 1,383